Trade and other payables (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Current
Suppliers	$ 11,586	$ 15,072
Advances for associated operations	1,198	982
Withholding tax	1,023	1,341
Insurance and reinsurance	405	280
Deposits received from third parties	279	185
Dividends payable	224	629
Agreements in transport contracts	108	61
Related parties (Note 31)	50	65
Various creditors	886	687
Total trade and other current payables	$ 15,759	$ 19,302